As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2009
(Unaudited)

Number		Value
of Shares
	Common Stocks – 92.2%
	Consumer Discretionary – 9.2%
1,400	Genuine Parts Co.	$49,588
1,000	McDonald's Corp.	55,060
700	VF Corp.	45,283
		149,931

	Consumer Staples – 16.3%
2,200	Altria Group, Inc.	38,566
1,200	Kimberly-Clark Corp.	70,140
1,000	PepsiCo, Inc.	56,750
1,000	Philip Morris International, Inc.	46,600
2,200	Sysco Corp.	52,272
		264,328

	Energy – 5.8%
700	Chevron Corp.	48,629
500	Diamond Offshore Drilling, Inc.	44,935
		93,564

	Financials – 8.4%
2,600	Aflac, Inc.	98,436
900	Travelers Cos., Inc.	38,763
		137,199

	Health Care – 13.5%
1,000	Abbott Laboratories	44,990
2,300	Bristol-Myers Squibb Co.	50,002
1,100	Eli Lilly & Co.	38,379
1,400	Johnson & Johnson	85,246
		218,617

	Industrials – 9.8%
4,100	General Electric Co.	54,940
2,700	Pitney Bowes, Inc.	55,755
900	United Parcels Services, Inc. - Class B	48,357
		159,052

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Number
of Shares		Value
	Information Technology – 9.6%
3,400	Intel Corp.	$65,450
1,700	Microchip Technology, Inc.	45,781
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,246
		156,477

	Materials – 3.1%
1,000	Eastman Chemical Co.	49,660

	Telecommunication Services – 7.3%
2,400	AT&T, Inc.	62,952
2,400	BCE, Inc.	55,296
		118,248

	Utilities – 9.2%
1,400	FPL Group, Inc.	79,338
2,000	SCANA Corp.	70,700
		150,038

	Total Common Stocks
	(Cost $1,369,198)	1,497,114

	Short-Term Investments – 3.0%
49,428	Fidelity Prime Money Market Fund, 0.36%†	49,428

	Total Short-Term Investments	49,428
	(Cost $49,428)

	Total Investments – 95.2%	1,546,542
	(Cost $1,418,626)
	Other Assets less Liabilities – 4.8%	77,643
	Total Net Assets – 100%	$1,624,185

ADR – American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2009

Note 1 – Organization:
The RNC Genter Dividend Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Recently Issued Accounting Standards
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosure.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2009

Note 3 – Federal Income Tax Information
At July 31, 2009, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

RNC Genter Dividend Income Fund

Cost of Investments	$1,418,626

Unrealized appreciation	$175,712
Unrealized (depreciation)	(47,796)

Net appreciation/(depreciation) on Investments	$127,916

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for interim and annual periods ending after June 15, 2009.  The FSP expands existing financial statement note disclosure to include a breakout of the current FAS 157 chart to add category types more detailed than common stock.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Asset Table
Sector
Consumer Discretionary	$ 149,931	$ -	$ -	$ 149,931
Consumer Staples	264,328	-	-	264,328
Energy	93,564	-	-	93,564
Financials	137,199	-	-	137,199
Health Care	218,617	-	-	218,617
Industrials	159,052	-	-	159,052
Information Technology	156,477	-	-	156,477
Materials	49,660	-	-	49,660
Telecommunications Services	118,248	-	-	118,248
Utilities	150,038	-	-	150,038
Short-Term Investments	49,428	-	-	49,428
Total Investment	$ 1,546,542	$ -	$ -	$ 1,546,542

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	September 28, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	September 28, 2009

* Print the name and title of each signing officer under his or her signature.

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